FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 252	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 255	☒

(Check appropriate box or boxes)

EXCHANGE TRADED CONCEPTS TRUST

(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 14, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 252 to the Registration Statement on Form N-1A of Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 14, 2019, the effectiveness of Post-Effective Amendment No. 248 (“PEA No. 248”), which was filed with the Commission via EDGAR Accession No. 0001615774-19-005281 on April 2, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act, as it applies to the ROBO Global® Artificial Intelligence ETF. Since no other changes are intended to be made to PEA No. 248 by means of this filing, Parts A, B and C of PEA No. 248 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the ROBO Global® Artificial Intelligence ETF is incorporated herein by reference to Part A of PEA No. 248.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the ROBO Global® Artificial Intelligence ETF is incorporated herein by reference to Part B of PEA No. 248.

PART C – OTHER INFORMATION

The Part C for the ROBO Global® Artificial Intelligence ETF is incorporated herein by reference to Part C of PEA No. 248.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 252 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma City, State of Oklahoma on this 14th day of June, 2019.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 252 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	June 14, 2019
David M. Mahle

*	Trustee	June 14, 2019
Kurt Wolfgruber

*	Trustee	June 14, 2019
Mark A. Zurack

*	Trustee	June 14, 2019
Timothy J. Jacoby

/s/ J. Garrett Stevens	Trustee and President	June 14, 2019
J. Garrett Stevens

*	Treasurer	June 14, 2019
James J. Baker Jr.

* /s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.